UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D/A
                           Amendment No. 1

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  March 13, 2012 to April 12, 2012

  Commission File Number of issuing entity: 333-172143-01

  DBUBS 2011-LC3 Mortgage Trust
  (Exact name of issuing entity as specified in its charter)

  Commission File Number of depositor: 333-172143

  Deutsche Mortgage & Asset Receiving Corporation
  (Exact name of depositor as specified in its charter)

  German American Capital Corporation
  UBS Real Estate Securities Inc.
  Ladder Capital Finance LLC
  Starwood Property Mortgage Sub-2-A, L.L.C.
  Starwood Property Mortgage Sub-3, L.L.C.
  Starwood Property Mortgage Sub-4, L.L.C.
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3847613
  38-3847614
  38-3847615
  38-6988397
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-M                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  PM-1                          ______     ______   ___X___       ___________
  PM-2                          ______     ______   ___X___       ___________
  PM-3                          ______     ______   ___X___       ___________
  PM-4                          ______     ______   ___X___       ___________
  PM-5                          ______     ______   ___X___       ___________
  V                             ______     ______   ___X___       ___________
  R                             ______     ______   ___X___       ___________
  LR                            ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  X-B                           ______     ______   ___X___       ___________
  PM-X                          ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On April 24, 2012 a revision was made to the April 12, 2012 distribution report which was made available to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust. The distribution report was revised because trailing 12 month financial information for loan 841100002 was revised.

  A revised distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 9(b), Exhibit 99.1 for the related information. The revised distribution report contains revisions to tables entitled "Current Mortgage Loan and Property Stratification Tables" and "NOI Detail". An addition was also made to the table entitled "Supplemental Reporting".

  No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by DBUBS 2011-LC3 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from March 13, 2012 to April 12, 2012.

  The Depositor has filed a Form ABS-15G on February 14, 2012. The CIK number of the Depositor is 0001013454.

  German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2012. The CIK number of GACC is 0001541294.

  UBS Real Estate Securities Inc. ("UBSRESI"), one of the sponsors, has filed a Form ABS-15G on February 14, 2012. The CIK number of UBSRESI is 0001541886.

  Ladder Capital Finance LLC ("Ladder"), one of the sponsors, has filed a Form ABS-15G on February 8, 2012. The CIK number of Ladder is 0001541468.

  Starwood Property Mortgage Sub-2-A, L.L.C. ("Starwood Sub-2-A"), one of the sponsors, has filed a Form ABS-15G on February 14, 2012. The CIK number of Starwood Sub-2-A is 0001542046.

  Starwood Property Mortgage Sub-3, L.L.C. ("Starwood Sub-3"), one of the sponsors, has filed a Form ABS-15G on February 14, 2012. The CIK number of Starwood Sub-3 is 0001542290.

  Starwood Property Mortgage Sub-4, L.L.C. ("Starwood Sub-4"), one of the sponsors, has filed a Form ABS-15G on February 14, 2012. The CIK number of Starwood Sub-4 is 0001542291.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The Three Allen Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for DBUBS 2011-LC3 Mortgage Trust. In accordance with
  Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $17,032,842.00 as of December 31, 2011. There are no current updates to the net operating income at this time.

  The Times Square Hotel Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for DBUBS 2011-LC3 Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $18,884,651.00 as of February 29, 2012. There are no current updates to the net operating income at this time.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

       (99.1) Amended monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the April 12, 2012 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Deutsche Mortgage & Asset Receiving Corporation
  (Depositor)

  /s/ Helaine M. Kaplan
  Helaine M. Kaplan, President

  Date: May 2, 2012

  /s/ Peter Ferdinandi
  Peter Ferdinandi, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

  Date: May 2, 2012

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Amended monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the April 12, 2012 distribution.